Share based payment reserve	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share based payment reserve

20.	Share based payment reserve

In February 2025, the company entered into an employment contract with an employee in which the employee is entitled to S$25,000 worth of the company’s share per month, based on the actual share price for the month. The movement and number of shares are as follows:

Date	S$	US$	Share price	Number of shares
As at July 1, 2024				-
Entitlement
March 19, 2025	25,000	18,755	4.04	4,642
April 19, 2025	25,000	19,064	4.45	4,284
May 19, 2025	25,000	19,321	2.37	8,152
June 19, 2025	25,000	19,465	2.67	7,290
Total entitlement as at June 30, 2025	100,000	76,605		24,368
July 21, 2025	25,000	19,526	2.34	8,344
August 19, 2025	25,000	19,463	1.91	10,190
September 19, 2025	25,000	19,458	1.85	10,518
October 21, 2025	25,000	19,311	1.64	11,775
November 19, 2025	25,000	19,209	1.15	16,703
December 19, 2025	25,000	19,378	0.72	26,914
As at December 31, 2025	250,000			108,812

As at December 31, 2025, the Group recognised share-based expense of S$250,000 (US$192,950) and the employee is entitled to 108,813 shares and expected to be granted by December 31, 2026.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024